Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Raw materials	$ 1,063	$ 1,111
Work in progress	3
Finished goods	223	154
Total inventory	1,289	1,265
Less: reserve for obsolete	(4)	(4)
Total net inventory	$ 1,285	$ 1,261	$ 540